Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 2,970
Balance at end of year	3,276	$ 2,970
Loans	3,073	2,849
Undrawn credit facilities and other off-balance sheet exposures	203	121
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	280	363
Originations net of repayments and other derecognitions	(15)	(18)
Changes in model	(5)	23
Net remeasurement	81	(33)
Provision for (reversal of) credit losses	61	(28)
Write-offs	(47)	(27)
Recoveries	2	3
Interest income on impaired loans	(16)	(17)
Foreign exchange and other	13	(14)
Balance at end of year	293	280
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	803	863
Originations net of repayments and other derecognitions	(32)	(19)
Changes in model	20	14
Net remeasurement	346	151
Provision for (reversal of) credit losses	334	146
Write-offs	(274)	(266)
Recoveries	69	70
Interest income on impaired loans	(4)	(4)
Foreign exchange and other	11	(6)
Balance at end of year	939	803
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	653	708
Originations net of repayments and other derecognitions	38	(66)
Changes in model		109
Net remeasurement	460	197
Provision for (reversal of) credit losses	498	240
Write-offs	(397)	(414)
Recoveries	114	119
Balance at end of year	868	653
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,234	1,788
Originations net of repayments and other derecognitions	(5)	(39)
Changes in model	26	(37)
Net remeasurement	143	(124)
Provision for (reversal of) credit losses	164	(200)
Write-offs	(312)	(279)
Recoveries	33	14
Interest income on impaired loans	(15)	(20)
Foreign exchange and other	72	(69)
Balance at end of year	1,176	1,234
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	622
Balance at end of year	688	622
Loans	600	551
Undrawn credit facilities and other off-balance sheet exposures	88	71
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	59	51
Originations net of repayments and other derecognitions	17	16
Changes in model	(4)	7
Net remeasurement	(89)	(123)
Transfers to 12-month ECL	82	119
Transfers to lifetime ECL performing	(9)	(9)
Transfers to lifetime ECL credit-impaired	(1)
Provision for (reversal of) credit losses	(4)	10
Foreign exchange and other	2	(2)
Balance at end of year	57	59
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	150	204
Originations net of repayments and other derecognitions	37	37
Changes in model	1	(19)
Net remeasurement	(349)	(309)
Transfers to 12-month ECL	336	287
Transfers to lifetime ECL performing	(40)	(47)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	(15)	(52)
Foreign exchange and other	2	(2)
Balance at end of year	137	150
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	136	136
Originations net of repayments and other derecognitions	76
Changes in model		(14)
Net remeasurement	(437)	(259)
Transfers to 12-month ECL	436	305
Transfers to lifetime ECL performing	(52)	(31)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	23
Balance at end of year	159	136
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	277	453
Originations net of repayments and other derecognitions	41	31
Changes in model	30	(12)
Net remeasurement	(95)	(302)
Transfers to 12-month ECL	98	198
Transfers to lifetime ECL performing	(34)	(63)
Transfers to lifetime ECL credit-impaired	(1)	(4)
Provision for (reversal of) credit losses	39	(152)
Foreign exchange and other	19	(24)
Balance at end of year	335	277
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,576
Balance at end of year	1,924	1,576
Loans	1,809	1,526
Undrawn credit facilities and other off-balance sheet exposures	115	50
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	63	161
Originations net of repayments and other derecognitions	(7)	(13)
Changes in model	(1)	(8)
Net remeasurement	85	22
Transfers to 12-month ECL	(77)	(104)
Transfers to lifetime ECL performing	16	27
Transfers to lifetime ECL credit-impaired	(12)	(16)
Provision for (reversal of) credit losses	4	(92)
Foreign exchange and other	2	(6)
Balance at end of year	69	63
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	547	546
Originations net of repayments and other derecognitions	(55)	(47)
Changes in model	19	33
Net remeasurement	500	281
Transfers to 12-month ECL	(333)	(281)
Transfers to lifetime ECL performing	52	62
Transfers to lifetime ECL credit-impaired	(75)	(47)
Provision for (reversal of) credit losses	108	1
Foreign exchange and other	1
Balance at end of year	656	547
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	517	572
Originations net of repayments and other derecognitions	(38)	(66)
Changes in model		123
Net remeasurement	747	373
Transfers to 12-month ECL	(436)	(305)
Transfers to lifetime ECL performing	52	31
Transfers to lifetime ECL credit-impaired	(133)	(211)
Provision for (reversal of) credit losses	192	(55)
Balance at end of year	709	517
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	449	683
Originations net of repayments and other derecognitions	(12)	(35)
Changes in model	(4)	(26)
Net remeasurement	89	(19)
Transfers to 12-month ECL	(91)	(173)
Transfers to lifetime ECL performing	38	79
Transfers to lifetime ECL credit-impaired	(7)	(30)
Provision for (reversal of) credit losses	13	(204)
Foreign exchange and other	28	(30)
Balance at end of year	490	449
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	772
Balance at end of year	664	772
Loans	664	772
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	158	151
Originations net of repayments and other derecognitions	(25)	(21)
Changes in model		24
Net remeasurement	85	68
Transfers to 12-month ECL	(5)	(15)
Transfers to lifetime ECL performing	(7)	(18)
Transfers to lifetime ECL credit-impaired	13	16
Provision for (reversal of) credit losses	61	54
Write-offs	(47)	(27)
Recoveries	2	3
Interest income on impaired loans	(16)	(17)
Foreign exchange and other	9	(6)
Balance at end of year	167	158
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	106	113
Originations net of repayments and other derecognitions	(14)	(9)
Net remeasurement	195	179
Transfers to 12-month ECL	(3)	(6)
Transfers to lifetime ECL performing	(12)	(15)
Transfers to lifetime ECL credit-impaired	75	48
Provision for (reversal of) credit losses	241	197
Write-offs	(274)	(266)
Recoveries	69	70
Interest income on impaired loans	(4)	(4)
Foreign exchange and other	8	(4)
Balance at end of year	146	106
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	150	83
Transfers to lifetime ECL credit-impaired	133	212
Provision for (reversal of) credit losses	283	295
Write-offs	(397)	(414)
Recoveries	114	119
Balance at end of year	0
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	508	652
Originations net of repayments and other derecognitions	(34)	(35)
Changes in model		1
Net remeasurement	149	197
Transfers to 12-month ECL	(7)	(25)
Transfers to lifetime ECL performing	(4)	(16)
Transfers to lifetime ECL credit-impaired	8	34
Provision for (reversal of) credit losses	112	156
Write-offs	(312)	(279)
Recoveries	33	14
Interest income on impaired loans	(15)	(20)
Foreign exchange and other	25	(15)
Balance at end of year	$ 351	$ 508